UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-630-241-4200

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Destra Global L-Series Fund

Destra International L-Series Fund

Destra US All Cap L-Series Fund

Semi-Annual Report
March 31, 2011

Table of Contents
Shareholder Letter	3
Discussion of Fund Performance	4
Shareholder Expense Examples	11
Portfolio of Investments
Destra Global L-Series Fund	13
Destra International L-Series Fund	19
Destra US All Cap L-Series Fund	23
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	31
Board Considerations Regarding the Approval of the Investment Management Agreement	36
Board of Trustees and Officers	38
General Information	43

Dear Shareholders,

Destra Capital Management LLC, the parent of your Funds’ adviser, Destra Advisors LLC, was born from the passion of experienced, hardworking financial industry professionals. We are dedicated to the core value of building durable portfolios for investors while aligning the interests and incentives of all involved. Downside protection is key to the success of equity investors, which is why it’s at the heart of our Responsible Alpha™ philosophy. This has led us to Zebra Capital Management, LLC (“Zebra”) and their unique approach to managing equity portfolios. The pioneering research of Zebra’s founders, Roger Ibbotson, Ph.D. and Zhiwu Chen, Ph.D., reveals that stocks with lower trading volumes offered better discounts and over time routinely outperformed their more popular actively traded, or liquid, peers. We created the Destra L-Series Funds, the Destra Global L-Series Fund, Destra International L-Series Fund and Destra US All Cap L-Series Fund, each sub-advised by Zebra and seeking to take advantage of Zebra’s investment strategy.

Over the first three months of operations, from each Fund’s inception on December 30, 2010 through March 31, 2011, the Destra L-Series Funds all delivered positive returns. The net asset value total returns of Destra Global L-Series Fund Class A Shares was 5.80%, Destra International L-Series Fund Class A Shares was 5.33% and Destra US All Cap L-Series Fund Class A Shares was 6.67%. All were helped by the overall investor appetite for equities in the United States and global markets despite the regime upheavals in the Middle East and the tsunami in Japan.

As the quarter came to a close we were informed by Zebra that firm co-founder and portfolio manager, Zhiwu Chen, decided to leave the firm in order to focus his energies on consulting opportunities in China, where he is recognized as an expert on investments and is frequently sought as a speaker and writer. His departure is not expected to create an impact on the performance of the Funds. While Dr. Chen played a role in the original research, and initial management of Zebra’s liquidity strategies, over the quarter much of his time has been spent away from Zebra. During this period, day-to-day management of the Funds had been fully transitioned to Roger Ibbotson, Ph.D. and Wendy Hu, Ph.D. In addition, Zebra has hired Mr. Eric Stokes, a 20 year industry veteran, as a third portfolio manager to replace Dr. Chen.

We thank you for your continued investment in the Destra Funds. As you look over the L-Series Funds portfolio manager discussion, portfolio listings and financial data, please know that experience is what sets Destra apart. Our executives, advisory partners and sales professionals have decades of knowledge in their areas of expertise. We seek to rise above fleeting market statistics to provide portfolio enhancing strategies and products. By confidently taking the long term view, we forego what is easy in favor of what is right.

To obtain further details on the Destra Capital Funds family please visit our website at www.destracapital.com, or call us at 1.877.855.3434.

Cordially,

Peter Amendolair
Chief Investment Officer
Destra Advisors LLC

Investors should consider the investment objectives and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The Destra Global L-Series Fund’s prospectus, the Destra International L-Series Fund’s prospectus and the Destra US All Cap L-Series Fund’s prospectus contain this and other information relevant to an investment in the funds. Please read the prospectus carefully before you invest or send money. To obtain a prospectus, please contact your investment representative or Destra Investments LLC at 877.855.3434 or access our website at www.destracapital.com.

Management Discussion of Destra Global L-Series Fund

The Destra Global L-Series Fund outperformed its benchmark index since its inception on December 30, 2010 through March 31, 2011. Over that period, the Fund’s Class A Shares excluding sales charges, gained 5.80% while the Russell Developed Index was up 5.34%. January was by far the best month for the Fund in relative terms while February demonstrated the best return on an absolute basis.

Following two months of gains, equity markets halted their progress in March. The Japan earthquake had a chilling effect on stocks around the world, sending shares down sharply in mid-March. Remarkably, despite the human and economic toll, by the end of the month stocks had recovered virtually all of their lost ground. This created a V-shaped price pattern for the month. The Fund actually did quite well in Japan in March, on a relative basis. Relative to the Russell Developed index, the Fund’s Asian component generated over 300 bps in excess return in March and 393 bps in excess return for the quarter. The Fund’s Asian exposure was consistently overweight relative to the index, averaging 14.8% of assets versus an average of 10.7% in the Russell Developed index. The Fund was roughly in-line with the Russell Developed Index for European weighting, but underweight in North America. For the first quarter the Fund had an average weight of 59.2% in North America while the index held an average weight of 55.1%. This relative overweight position contributed negatively to performance, generating -241 bps in relative return.

As for sector weights and return attributions, the Fund was consistently overweight in the Utilities sector, averaging 12.1% exposure versus 4.8% weight in the Russell Developed index. This overweighting contributed 35 bps in relative return. In Information Technology the Fund was significantly underweight, averaging a net negative weight of 8.5% relative to the index. This relatively smaller weighting also contributed positively, generating 139 bps in relative return.

The top three contributors to performance for the quarter were Marathon Oil (0.9% of net assets at period end), Criteria Caixa Corp. (1.0% of net assets at period end), and Endesa S.A. (0.9% of net assets at period end). The three worst contributors were YPF S.A. (0.5% of net assets at period end), Chubu Electric Power (a Japanese utility, 0.6% of net assets at period end) and Kinross Gold (0.3% of net assets at period end).

	Total Returns
	ended 3/31/2011
		From
		Inception
Destra Global L-Series Fund	3 Months	on 12/30/2010
Class A Shares without sales charge	5.94%	5.80%
Class A Shares with sales charge	-0.13%	-0.31%
Class I Shares	6.01%	5.87%
Russell Developed Index	5.20%	5.34%
MSCI World Index	3.93%	4.24%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares has a maximum sales charge of 5.75%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. The fee waiver is contractual through December 31, 2013, after which it may be withdrawn at any time. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Class A share returns include combined Rule 12b-1 fees and service fees of up to 0.25%

The Russell Developed Index is a commonly recognized market capitalization weighted index of widely held equity securities from developed economies, designed to measure broad global equity performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Growth of $10,000 Investment
Since Inception At Offering Price

The graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. It is not possible to invest directly in an index. Investment returns and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original cost.

Management Discussion of Destra International L-Series Fund

The Destra International L-Series Fund outperformed its benchmark index since its inception on December 30, 2010 through March 31, 2011. Over that period the Fund’s Class A Shares excluding sales charges, gained 5.33% while the Russell Developed ex-US Index returned 4.69%. January was the best month for the Fund in relative terms and on an absolute basis.

Following two months of gains, equity markets halted their progress in March. The Japan earthquake had a chilling effect on stocks around the world, sending shares down sharply in mid-March. Remarkably, despite the human and economic toll, by the end of the month stocks had recovered much of their lost ground. This created a V-shaped price pattern for the month and resulted in a strong showing for the quarter. For the first three months of the year the Fund was slightly overweight North America relative to the Russell Developed ex-US, with 14.6% of assets versus 10% in the index. This weighting made a negative contribution to relative returns on the order of -43 bps. The Fund was underweight Australia by 4.7%. This too made a negative contribution to relative returns, creating -46 bps of underperformance. A significant portion of the Fund’s outperformance for the quarter is attributable to holdings in Spain, Portugal, and Greece, which in January accounted for 146 bps in returns relative to the Russell Developed ex-US.

As we might expect, given the Fund’s preference for companies with good fundamentals that are less popular with investors, the Utilities sector was overweight relative to the Russell Developed ex-US index. The Fund had a 13% weight in Utilities while the index was weighted at just 5.1%. This generated positive relative return of 118 bps. The Materials sector was underweighted in the Fund, with 5.8% of assets, versus 11.7% for the index. This resulted in a relative underperformance of the Fund by 73 bps.

The top three contributors to performance for the quarter were Criteria Caixa Corp. (2.2% of net assets at period end), Endesa S.A. (2.0% of net assets at period end), and CIA Petroleos (1.0% of net assets at period end). The three worst contributors were Associated British Foods (0.5% of net assets at period end), Chubu Electric Power (a Japanese utility, 0.8% of net assets at period end) and International Power (0.4% of net assets at period end).

	Total Returns
	ended 3/31/2011
		From
		Inception
Destra International L-Series Fund	3 Months	on 12/30/2010
Class A Shares without sales charge	5.61%	5.33%
Class A Shares with sales charge	-0.44%	-0.75%
Class I Shares	5.68%	5.40%
Russell Developed ex US Index	4.05%	4.69%
MSCI World ex US Index	2.81%	3.37%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares has a maximum sales charge of 5.75%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. The fee waiver is contractual through December 31, 2013, after which it can be withdrawn at any time. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Class A share returns include combined Rule 12b-1 fees and service fees of up to 0.25%

The Russell Developed ex US Index is a commonly recognized market capitalization weighted index of widely held equity securities from developed economies, designed to measure broad international equity performance.

The MSCI World ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding United States shares.

Growth of $10,000 Investment
Since Inception At Offering Price

The graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World, ex US Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. It is not possible to invest directly in an index. Investment returns and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original cost.

Management Discussion of Destra US All Cap L-Series Fund

The Destra All Cap L-Series Fund outperformed its benchmark index since its inception on December 30, 2010 through March 31, 2011. Over that period, the Fund’s Class A shares excluding sales charges, gained 6.67% while the Russell 3000 returned 6.27%. January was by far the best month for the Fund in relative terms while February demonstrated the best return on an absolute basis.

Following two months of gains, equity markets halted their progress in March. The Japan earthquake had a chilling effect on stocks around the world, sending shares down sharply in mid-March. Remarkably, despite the human and economic toll, by the end of the month stocks had recovered virtually all of their lost ground. This created a V-shaped price pattern for the month. The Fund did not recover quite as quickly as the broader index during the final two weeks of March, but its lower beta will often cause it to lag when markets surge higher.

As of the end of March the Fund was overweight in Financials (mostly insurance companies) and Utilities, while underweight in Information Technology. Specifically, the Fund had 23% of its weight in Financials versus 15% in the Russell 3000 Index and this was relatively consistent throughout the quarter. The average overweighting in Financials for Q1 was 7.7%. Over the three-month period, Financials contributed 0.47% of outperformance relative to the index. The Fund was overweight utilities by 12.4% in the first quarter when compared to the Russell 3000. The Fund’s underweighting of Information Technology, while generating 0.19% of return relative to the index in March, was a drag on performance in the first two months and for the quarter overall. Information Technology contributed -0.40% to returns relative to the index during the quarter. During Q1 the Fund averaged 5.3% weight in Information Technology versus 18.3% in the Russell 3000.

The top three contributors to performance for the quarter were Marathon Oil (1.7% of net assets at period end), Capital One (1.4% of net assets at period end), and Lockheed Martin (2.0% of net assets at period end). The three worst contributors were PG&E Corp. (0.7% of net assets at period end), Kinross Gold (0.3% of net assets at period end), and YPF S.A. (0.5% of net assets at period end).

	Total Returns
	ended 3/31/2011
		From
		Inception
Destra US All Cap L-Series Fund	3 Months	on 12/30/2010
Class A Shares without sales charge	6.67%	6.67%
Class A Shares with sales charge	0.50%	0.50%
Class I Shares	6.73%	6.73%
Russell 3000 Index	6.38%	6.27%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares has a maximum sales charge of 5.75%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. The fee waiver is contractual through December 31, 2013, after which it can be withdrawn at any time. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Class A share returns include combined Rule 12b-1 fees and service fees of up to 0.25%

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index. Russell 3000 Index is a registered trademark of the Frank Russell Company.

Growth of $10,000 Investment
Since Inception At Offering Price

The graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Russell 3000 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. It is not possible to invest directly in an index. Investment returns and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original cost.

Economic Outlook

With jobs beginning to trend slightly better, investors are actually beginning to think about life after the Federal Reserve’s second round of quantitative easing, or “QE II”. While still weak when compared to other recoveries, the employment reports are slowly improving and if they continue in that vein it is very unlikely that the Federal Reserve will extend its asset purchases. Of course, while everyone agrees that QE II has helped put a floor under equities, it’s not certain that the cessation of purchases will have the opposite effect.

Clearly one economic topic on investor’s minds is inflation. A weak labor market makes it very unlikely that inflation will take hold, because workers have very little wage-bargaining power. Most of the angst about inflation today actually stems from the fact that commodity prices have been surging. That can cause considerable short-term pain for consumers, but the Fed is convinced that such a spike will be transitory. Moreover, it turns out that there is a high degree of correlation between commodity prices and Fed Treasury purchases. So if the Fed does discontinue its program, it is reasonable to expect commodity prices to flatten, or retreat, just as they did between Sept. ’09 and Aug. ’10.

Forward Looking Statement Disclosure

This document may contain forward-looking statements representing Destra’s or the portfolio manager or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statement involve risks and uncertainties. Because these forward-looking statement are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s or the portfolio manager or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Overview of Fund Expenses — As of March 31, 2011 (unaudited)

As a shareholder of the Destra Investment Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 12/30/10* to 3/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
			Expense	Expenses
			Ratios	Paid
	Beginning	Ending	During the	During the
	Account	Account	Period	Period
	Value	Value	12/30/10*	12/30/10*
	12/30/10*	3/31/11	to 3/31/11	to 3/31/11
Destra Global L-Series Fund Class A
Actual	$1,000.00	$1,058.00	1.70%	$4.41	†
Hypothetical (5% return before expenses)	1,000.00	1,016.45	1.70%	8.55	††
Destra Global L-Series Fund Class I
Actual	1,000.00	1,058.67	1.42%	3.68	†
Hypothetical (5% return before expenses)	1,000.00	1,017.85	1.42%	7.14	††
Destra International L-Series Fund Class A
Actual	1,000.00	1,053.33	1.75%	4.53	†
Hypothetical (5% return before expenses)	1,000.00	1,016.21	1.75%	8.80	††
Destra International L-Series Fund Class I
Actual	1,000.00	1,054.00	1.47%	3.81	†
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.47%	7.39	††

Overview of Fund Expenses — As of March 31, 2011, continued (unaudited)

			Annualized
			Expense	Expenses
			Ratios	Paid
	Beginning	Ending	During the	During the
	Account	Account	Period	Period
	Value	Value	12/30/10*	12/30/10*
	12/30/10*	3/31/11	to 3/31/11	to 3/31/11
Destra US All Cap L-Series Fund Class A
Actual	$1,000.00	$1,066.67	1.60%	$4.17	†
Hypothetical (5% return before expenses)	1,000.00	1,016.95	1.60%	8.05	††
Destra US All Cap L-Series Fund Class I
Actual	1,000.00	1,067.33	1.32%	3.44	†
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.32%	6.64	††

*	Commencement of operations.

†
Expenses are calculated using each Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 92/365 (to reflect commencement of operations).

††
Expenses are calculated using Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-months period). Hypothetical expenses assume the Fund was outstanding for a full six- month period and not the shorter actual period shown above.

DESTRA GLOBAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 98.1%

	Argentina - 0.6%
92	Pampa Energia SA, ADR	$ 1,304
109	YPF SA, ADR	4,855
		6,159
	Austria - 2.1%
76	EVN AG	1,421
43	Lenzing AG	5,388
6	Mayr-Melnhof Karton AG	702
109	OMV AG	4,933
47	Raiffeisen Bank International AG	2,612
37	Strabag SE	1,178
119	Telekom Austria AG	1,743
41	Verbund AG	1,824
37	Vienna Insurance Group AG
	Wiener Versicherung Gruppe	2,116
		21,917
	Belgium - 3.5%
10	Ackermans & van Haaren NV	967
177	Belgacom SA	6,866
45	Colruyt SA	2,373
898	Dexia SA*	3,502
137	D’Ieteren SA NV	9,406
47	Elia System Operator SA NV	1,920
45	Groupe Bruxelles Lambert SA	4,208
165	KBC Groep NV*	6,213
17	Mobistar SA	1,180
9	Sofina SA	860
		37,495
	Bermuda - 2.1%
59	Alterra Capital Holdings Ltd	1,318
31	Aspen Insurance Holdings Ltd	854
145	Assured Guaranty Ltd	2,161
68	Axis Capital Holdings Ltd	2,375
176	Catlin Group Ltd	1,018
24	Endurance Specialty
	Holdings Ltd	1,172
14	Everest Re Group Ltd	1,235
130	Hiscox Ltd	786
88	Lancashire Holdings Ltd	843
38	Montpelier Re Holdings Ltd	671
41	PartnerRe Ltd	3,249
18	Platinum Underwriters
	Holdings Ltd	686
38	RenaissanceRe Holdings Ltd	2,622
36	Ship Finance International Ltd	746
17	Signet Jewelers Ltd.*	782
44	Validus Holdings Ltd	1,467
		21,985
	Brazil - 0.2%
104	Brasil Telecom SA, ADR	1,117
21	Cia de Saneamento Basico do
	Estado de Sao Paulo, ADR	1,234
		2,351

Number
of
Shares	Description	Fair Value
	Canada - 8.3%
299	BCE, Inc	$ 10,866
68	Brookfield Asset Management,
	Inc. - Class A	2,207
23	Cameco Corp	691
140	Canadian Imperial Bank
	of Commerce	12,092
132	Canadian National Railway Co	9,936
39	Canadian Pacific Railway Ltd	2,509
103	CGI Group, Inc. - Class A*	2,156
91	Enbridge, Inc	5,592
270	Encana Corp	9,323
216	Kinross Gold Corp	3,402
56	Magna International, Inc	2,683
51	Manulife Financial Corp	902
107	Nexen, Inc	2,666
166	Rogers Communications, Inc. -
	Class B	6,042
133	Shaw Communications, Inc. -
	Class B	2,802
185	Sun Life Financial, Inc	5,815
62	Talisman Energy, Inc	1,531
181	TransCanada Corp	7,336
		88,551
	Finland - 0.9%
249	Fortum OYJ	8,466
67	Sanoma OYJ	1,518
		9,984
	France - 4.1%
25	Aeroports de Paris	2,306
10	bioMerieux	1,050
8	Bollore	1,861
48	Christian Dior SA	6,766
12	Ciments Francais SA	1,214
231	CNP Assurances	4,911
11	Colas SA	2,444
11	Credit Industriel et Commercial	2,301
4	Dassault Aviation SA	3,678
17	EDF Energies Nouvelles SA	897
26	Eiffage SA	1,564
12	Euler Hermes SA*	1,144
2	Financiere de l’Odet	971
19	Imerys SA	1,395
112	PagesJaunes Groupe	1,123
67	Rexel SA*	1,694
53	SCOR SE	1,445
12	SEB SA	1,184
12	Societe BIC SA	1,068
37	Societe des Autoroutes
	Paris-Rhin-Rhone	2,681
15	Vicat des Ciments SA	1,277
		42,974
	Gabon - 0.1%
2	Total Gabon	1,022

See notes to financial statements.

DESTRA GLOBAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Germany - 2.1%
16	Aurubis AG	$ 855
10	Axel Springer AG	1,618
132	EnBW Energie
	Baden-Wuerttemberg AG	7,774
10	Fielmann AG	946
76	Freenet AG	870
23	Fresenius SE & Co. KGaA	2,130
16	Generali Deutschland
	Holding AG	1,945
45	Hannover Rueckversicherung
	AG	2,460
22	MVV Energie AG	854
13	SMA Solar Technology AG	1,632
39	Wuestenrot &
	Wuerttembergische AG	1,046
		22,130
	Greece - 0.9%
17	Bank of Greece	862
106	Coca-Cola Hellenic Bottling
	Co. SA	2,851
92	Hellenic Petroleum SA	962
123	OPAP SA	2,638
154	Public Power Corp. SA	2,679
		9,992
	Ireland - 1.0%
39	Accenture PLC - Class A	2,144
108	Covidien PLC	5,610
19	Ingersoll-Rand PLC	918
46	Kerry Group PLC - Class A	1,715
		10,387
	Israel - 0.1%
18	Elbit Systems Ltd.*	993

	Italy - 0.3%
101	Banca Popolare dell’Emilia
	Romagna Scrl	1,218
98	Banca Popolare di Sondrio
	Scrl	834
81	Societa Iniziative Autostradali
	e Servizi SpA	949
		3,001
	Japan - 13.9%
100	AEON Mall Co., Ltd	2,155
100	Aisin Seiki Co., Ltd	3,485
1,000	Asahi Glass Co., Ltd	12,621
100	Brother Industries Ltd	1,474
1	Central Japan Railway Co	7,951
100	Century Tokyo Leasing Corp	1,648
300	Chubu Electric Power Co., Inc	6,696
200	Chugai Pharmaceutical Co., Ltd.	3,456
200	DENSO Corp	6,660
100	Electric Power Development
	Co., Ltd	3,091
100	Heiwa Corp	1,554
100	Hitachi Chemical Co., Ltd	2,040

Number
of
Shares	Description	Fair Value
243	Honda Motor Co., Ltd., ADR	$ 9,154
100	Hulic Co., Ltd	872
700	ITOCHU Corp	7,356
100	Izumi Co., Ltd	1,430
1	Japan Tobacco, Inc	3,626
3	Jupiter Telecommunications
	Co., Ltd	2,957
1	KDDI Corp	6,214
100	Kewpie Corp	1,211
2,000	Kobe Steel Ltd	5,212
100	KYOWA EXEO Corp	1,005
100	Megmilk Snow Brand Co., Ltd	1,536
200	Mitsubishi Corp	5,572
200	Mitsubishi Tanabe Pharma Corp.	3,258
40	Mitsubishi UFJ Lease & Finance
	Co., Ltd	1,610
1,000	The Nishi-Nippon City
	Bank Ltd	2,884
4	NTT DOCOMO, Inc	7,056
1	NTT Urban Development
	Corp	841
1	PGM Holdings K.K	549
300	Sapporo Hokuyo Holdings, Inc	1,448
100	Sega Sammy Holdings, Inc	1,745
100	Shikoku Electric Power Co., Inc	2,731
1	SKY Perfect JSAT Holdings, Inc.	355
200	Sony Financial Holdings, Inc	3,982
500	Sumitomo Corp	7,173
1,000	Sumitomo Mitsui Trust
	Holdings, Inc	3,559
100	Takeda Pharmaceutical
	Co., Ltd	4,681
100	Tokai Rubber Industries Ltd	1,230
100	Toyota Auto Body Co., Ltd	1,684
200	Toyota Tsusho Corp	3,311
10	USS Co., Ltd	780
		147,853
	Luxembourg - 0.7%
32	Millicom International
	Cellular SA	3,077
47	RTL Group*	4,830
		7,907
	Mexico - 0.4%
82	Fresnillo PLC	2,028
99	Telefonos de Mexico SAB
	de CV, ADR	1,808
		3,836
	Netherlands - 1.7%
136	AEGON NV*	1,020
38	CNH Global NV*	1,845
98	Heineken Holding NV	4,717
14	Hunter Douglas NV	714
62	New World Resources NV	1,019
117	Royal Dutch Shell PLC -
	Class A, ADR	8,525
		17,840

See notes to financial statements.

DESTRA GLOBAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Peru - 0.1%
55	Hochschild Mining PLC	$ 568

	Philippines - 0.1%
18	Philippine Long Distance
	Telephone Co., ADR	963

	Portugal - 1.8%
489	Banco Espirito Santo SA	2,006
293	Brisa Auto-Estradas de
	Portugal SA	1,985
212	CIMPOR-Cimentos de Portugal,
	SGPS SA	1,539
1,195	EDP-Energias de Portugal SA	4,660
335	Portucel-Empresa Produtora
	de Pasta e Papel SA	1,179
705	Portugal Telecom, SGPS SA	8,148
		19,517
	South Korea - 0.1%
45	SK Telecom Co., Ltd., ADR	846

	Spain - 4.2%
108	ACS Actividades de Construccion
	y Servicios SA	5,070
317	Banco Espanol de Credito SA	2,874
84	Caja de Ahorros
	del Mediterraneo	739
118	Cia Espanola de Petroleos SA	4,714
28	Corporacion Financiera Alba SA	1,732
1,452	Criteria Caixa Corp SA	10,255
318	Endesa SA	9,867
39	Grupo Catalana Occidente SA	862
1,032	Mapfre SA	3,894
15	Prosegur Compania de
	Seguridad SA	894
99	Telefonica SA, ADR	2,497
92	Zardoya Otis SA	1,527
		44,925
	Switzerland - 1.9%
146	ACE Ltd	9,446
36	Allied World Assurance Co.
	Holdings Ltd	2,257
93	Ferrexpo PLC	644
51	Garmin Ltd	1,727
18	Novartis AG, ADR	978
116	TE Connectivity Ltd	4,039
30	Tyco International Ltd	1,343
		20,434
	Taiwan - 0.1%
66	Taiwan Semiconductor
	Manufacturing Co., Ltd., ADR	804

	United Arab Emirates - 0.2%
173	Dragon Oil PLC*	1,650

Number
of
Shares	Description	Fair Value
	United Kingdom - 4.9%
163	3i Group PLC	$ 781
161	Aberdeen Asset
	Management PLC	544
168	Amlin PLC	1,028
164	Ashmore Group PLC	871
112	Associated British Foods PLC	1,781
277	Aviva PLC	1,922
144	Balfour Beatty PLC	794
11	British American Tobacco
	PLC, ADR	891
177	British Sky Broadcasting
	Group PLC	2,341
711	BT Group PLC	2,115
72	Carillion PLC	439
386	Centrica PLC	2,013
34	Diageo PLC, ADR	2,591
127	Eurasian Natural Resources
	Corp. PLC	1,906
105	GlaxoSmithKline PLC, ADR	4,033
76	Hargreaves Lansdown PLC	743
65	Imperial Tobacco Group PLC	2,008
99	Intermediate Capital Group PLC	518
295	International Power PLC	1,457
94	Investec PLC	720
345	J Sainsbury PLC	1,854
41	Jardine Lloyd Thompson
	Group PLC	455
65	Millennium & Copthorne
	Hotels PLC	527
233	National Grid PLC	2,219
121	Northumbrian Water Group PLC	644
62	Pennon Group PLC	621
51	Petrofac Ltd	1,217
82	PZ Cussons PLC	429
36	Reckitt Benckiser Group PLC	1,848
35	Schroders PLC	974
107	Scottish & Southern
	Energy PLC	2,163
85	Shaftesbury PLC	645
58	Smiths Group PLC	1,206
19	Spectris PLC	415
13	Spirax-Sarco Engineering PLC	404
222	Sports Direct International*	646
77	St. James’s Place PLC	413
158	Stagecoach Group PLC	545
446	Standard Life PLC	1,478
66	Unilever PLC	2,010
43	Willis Group Holdings PLC	1,736
		51,945
	United States - 41.7%
27	Aecom Technology Corp.*	749
23	Aetna, Inc	861
93	Aflac, Inc	4,909
20	Agilent Technologies, Inc.*	896
24	AGL Resources, Inc	956
13	Air Products & Chemicals, Inc	1,172

See notes to financial statements.

DESTRA GLOBAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	United States (continued)
4	Alleghany Corp.*	$ 1,350
18	Allergan, Inc	1,278
16	Alliance Holdings GP LP	841
26	Alliant Energy Corp	1,012
10	Alliant Techsystems, Inc	707
28	The Allstate Corp	890
77	Ameren Corp	2,161
363	American Capital Ltd.*	3,594
127	American Electric Power
	Co., Inc	4,463
50	American Financial Group, Inc	1,751
31	American Water Works
	Co., Inc	870
16	AmeriGas Partners LP	769
15	Ameriprise Financial, Inc	916
23	AMETEK, Inc	1,009
122	Amkor Technology, Inc.*	822
16	Aon Corp	847
15	AptarGroup, Inc	752
168	Archer-Daniels-Midland Co	6,050
115	Ares Capital Corp	1,943
37	Arrow Electronics, Inc.*	1,550
32	Assurant, Inc	1,232
23	Atmos Energy Corp	784
30	Automatic Data Processing, Inc.	1,539
3	AutoZone, Inc.*	821
47	Avnet, Inc.*	1,602
25	Avon Products, Inc	676
61	AVX Corp	910
42	Ball Corp	1,506
35	Baxter International, Inc	1,882
45	Becton Dickinson and Co	3,583
15	Bed Bath & Beyond, Inc.*	724
14	Biogen Idec, Inc.*	1,027
23	BlackRock, Inc	4,623
41	Boardwalk Pipeline Partners LP	1,339
19	BOK Financial Corp	982
127	Brookfield Properties Corp	2,251
16	Brown-Forman Corp. - Class B	1,093
12	Buckeye Partners LP	762
31	CA, Inc	750
153	Capital One Financial Corp	7,950
20	Cardinal Health, Inc	823
15	Celgene Corp.*	863
18	CenturyLink, Inc	748
95	The Chubb Corp	5,824
45	Cincinnati Financial Corp	1,476
3	CME Group, Inc	905
128	CNA Financial Corp.*	3,782
18	Commerce Bancshares, Inc	728
51	Computer Sciences Corp	2,485
60	Consolidated Edison, Inc	3,043
495	Corning, Inc	10,212
71	Coventry Health Care, Inc.*	2,264
22	CSX Corp	1,729

Number
of
Shares	Description	Fair Value
39	Danaher Corp	$ 2,024
116	Dell, Inc.*	1,683
123	Dominion Resources, Inc	5,498
13	Donaldson Co., Inc	797
34	DPL, Inc	932
16	DST Systems, Inc	845
37	DTE Energy Co	1,812
377	Duke Energy Corp	6,843
20	Eaton Corp	1,109
97	Edison International	3,549
43	El Paso Pipeline Partners LP	1,558
22	Energen Corp	1,389
39	Energy Transfer Equity LP	1,755
56	Entergy Corp	3,764
12	Erie Indemnity Co. - Class A	853
175	EXCO Resources, Inc	3,615
209	Exelon Corp	8,619
23	Express Scripts, Inc.*	1,279
35	Federal-Mogul Corp.*	872
18	FedEx Corp	1,684
51	Fidelity National Financial, Inc. -
	Class A	721
39	Franklin Resources, Inc	4,878
37	The Gap, Inc	838
126	General Dynamics Corp	9,647
38	General Mills, Inc	1,389
414	GenOn Energy, Inc.*	1,577
28	Genuine Parts Co	1,502
50	Gilead Sciences, Inc.*	2,122
37	Great Plains Energy, Inc	741
43	Harris Corp	2,133
23	The Hartford Financial Services
	Group, Inc	619
36	HCC Insurance Holdings, Inc	1,127
97	Hess Corp	8,265
19	H.J. Heinz Co	928
62	Hormel Foods Corp	1,726
14	Hubbell, Inc. - Class B	994
68	Humana, Inc.*	4,756
15	Huntington Ingalls Industries,
	Inc.*	622
21	Icahn Enterprises LP	839
30	Illinois Tool Works, Inc	1,612
49	Impax Laboratories, Inc.*	1,247
47	Ingram Micro, Inc. - Class A*	988
14	International Flavors &
	Fragrances, Inc	872
26	The JM Smucker Co	1,856
16	John Wiley & Sons, Inc. -
	Class A	813
41	Johnson Controls, Inc	1,704
22	Kellogg Co	1,188
88	Kimberly-Clark Corp	5,744
13	Kinder Morgan Energy
	Partners LP	963
38	The Kroger Co	911

See notes to financial statements.

DESTRA GLOBAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	United States (continued)
37	L-3 Communications Holdings,
	Inc	$ 2,897
76	Lear Corp	3,714
121	Liberty Media Corp. - Class A*	1,941
127	Lockheed Martin Corp	10,211
91	Loews Corp	3,921
9	Lorillard, Inc	855
24	Magellan Midstream Partners LP	1,437
170	Marathon Oil Corp	9,063
3	Markel Corp.*	1,243
85	Marsh & McLennan Cos., Inc	2,534
23	McCormick & Co., Inc	1,100
67	The McGraw-Hill Cos., Inc	2,640
15	McKesson Corp	1,186
45	MDU Resources Group, Inc	1,034
12	Mead Johnson Nutrition Co	695
20	Medco Health Solutions, Inc.*	1,123
18	Mercury General Corp	704
50	Molson Coors Brewing Co. -
	Class B	2,344
11	Murphy Oil Corp	808
25	National Oilwell Varco, Inc	1,982
31	Natural Resource Partners LP	1,087
32	Nelnet, Inc. - Class A	699
110	News Corp. - Class A	1,932
136	NextEra Energy, Inc	7,496
21	Norfolk Southern Corp	1,455
14	Northern Trust Corp	711
90	Northrop Grumman Corp	5,644
21	NSTAR	972
11	NuStar Energy LP	747
244	Och-Ziff Capital Management
	Group Class A	3,982
25	OGE Energy Corp	1,264
18	Omnicom Group, Inc	883
12	ONEOK Partners LP	988
72	Oshkosh Corp.*	2,547
9	Parker Hannifin Corp	852
85	PG&E Corp	3,755
107	Pilgrim’s Pride Corp.*	825
22	Plains All American Pipeline LP	1,402
10	PPG Industries, Inc	952
28	PPL Corp	708
18	Praxair, Inc	1,829
8	Precision Castparts Corp	1,177
12	ProAssurance Corp.*	760
66	Progress Energy, Inc	3,045
143	The Progressive Corp	3,022
25	Protective Life Corp	664
211	Prudential Financial, Inc	12,993
177	Public Service Enterprise
	Group, Inc	5,577
21	Raymond James Financial, Inc	803
122	Raytheon Co	6,206

Number
of
Shares	Description	Fair Value
30	Reinsurance Group of
	America, Inc	$ 1,883
170	Reynolds American, Inc	6,040
28	SCANA Corp	1,102
23	Scripps Networks Interactive,
	Inc. - Class A	1,152
8	SEACOR Holdings, Inc.*	740
33	Sealed Air Corp	880
14	Sempra Energy	749
156	SLM Corp.*	2,387
25	Sonoco Products Co	906
130	Spectra Energy Corp	3,533
20	St. Jude Medical, Inc	1,025
130	State Street Corp	5,842
74	Stryker Corp	4,499
9	Sunoco Logistics Partners LP	781
115	Sysco Corp	3,186
15	T. Rowe Price Group, Inc	996
23	Thermo Fisher Scientific, Inc.*	1,278
144	Thomson Reuters Corp	5,651
21	Time Warner Cable, Inc	1,498
23	The TJX Cos., Inc	1,144
20	Torchmark Corp	1,330
22	Transatlantic Holdings, Inc	1,071
150	The Travelers Cos., Inc	8,922
49	TRW Automotive Holdings
	Corp.*	2,699
26	UGI Corp	855
30	Unitrin, Inc	926
76	Unum Group	1,995
140	Viacom, Inc. - Class B	6,513
2	The Washington Post Co. -
	Class B	875
80	Waste Management, Inc	2,987
19	Weight Watchers
	International, Inc	1,332
23	WellPoint, Inc	1,605
39	Western Union Co	810
81	Williams Partners LP	4,196
45	W.R. Berkley Corp	1,449
111	Xcel Energy, Inc	2,652
83	Xerox Corp	884
27	Yum! Brands, Inc	1,387
		442,007
	Total Common Stocks
	(Cost $985,497)	1,040,036

See notes to financial statements.

DESTRA GLOBAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Money Market Mutual Funds - 1.8%

	United States - 1.8%
18,842	Fidelity Institutional Money Market
	Prime, 0.04% (a)
	(Cost $18,842)	$ 18,842

	Total Investments - 99.9%
	(Cost $1,004,339)	1,058,878

	Other Assets in excess
	of Liabilities - 0.1%	625

	Net Assets - 100.0%	$ 1,059,503

		% of
Summary by Industry	Fair Value	Net Assets
Automobiles & Components	$ 34,724	3.3%
Banks	44,854	4.2
Capital Goods	110,938	10.5
Commercial & Professional Services	4,949	0.5
Consumer Durables & Apparel	13,690	1.3
Consumer Services	6,433	0.6
Diversified Financials	67,706	6.4
Energy	101,625	9.6
Food & Staples Retailing	8,324	0.8
Food, Beverage & Tobacco	51,026	4.8
Health Care Equipment & Services	33,676	3.2
Household & Personal Products	8,697	0.8
Insurance	138,486	13.1
Materials	39,237	3.7
Media	39,501	3.7
Pharmaceuticals, Biotechnology
& Life Sciences	25,117	2.4
Real Estate	8,971	0.8
Retailing	20,960	2.0
Semiconductors & Semiconductor
Equipment	3,258	0.3
Software & Services	10,729	1.0
Technology Hardware & Equipment	25,890	2.4
Telecommunication Services	62,157	5.9
Transportation	36,562	3.4
Utilities	142,526	13.4
Money Market Mutual Funds	18,842	1.8
Total Investments	1,058,878	99.9
Other Assets in excess of Liabilities	625	0.1
Net Assets	$1,059,503	100.0%

ADR - American Depositary Receipt
AG - Stock Corporation
GP - General Partnership
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV – Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company

*  - Non-income producing security.
(a)- Interest rate shown reflects yield as of March 31, 2011.

See notes to financial statements.

DESTRA INTERNATIONAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 98.4%

	Argentina - 0.5%
75	Pampa Energia SA, ADR	$ 1,063
89	YPF SA, ADR	3,964
		5,027
	Austria - 4.6%
168	EVN AG	3,141
93	Lenzing AG	11,654
13	Mayr-Melnhof Karton AG	1,521
240	OMV AG	10,861
107	Raiffeisen Bank
	International AG	5,946
81	Strabag SE	2,578
263	Telekom Austria AG	3,852
91	Verbund AG	4,048
93	Vienna Insurance Group AG
	Wiener Versicherung Gruppe	5,319
		48,920
	Belgium - 7.9%
23	Ackermans & van Haaren NV	2,224
387	Belgacom SA	15,012
97	Colruyt SA	5,115
2,032	Dexia SA*	7,924
301	D’Ieteren SA NV	20,665
101	Elia System Operator SA NV	4,126
101	Groupe Bruxelles Lambert SA	9,444
373	KBC Groep NV*	14,046
38	Mobistar SA	2,638
20	Sofina SA	1,912
		83,106
	Bermuda - 2.6%
57	Alterra Capital Holdings Ltd	1,273
30	Aspen Insurance Holdings Ltd	827
139	Assured Guaranty Ltd	2,071
66	Axis Capital Holdings Ltd	2,305
599	Catlin Group Ltd	3,465
23	Endurance Specialty
	Holdings Ltd	1,123
14	Everest Re Group Ltd	1,235
445	Hiscox Ltd	2,691
305	Lancashire Holdings Ltd	2,921
36	Montpelier Re Holdings Ltd	636
40	PartnerRe Ltd	3,170
18	Platinum Underwriters
	Holdings Ltd	686
36	RenaissanceRe Holdings Ltd	2,484
29	Ship Finance International Ltd	601
14	Signet Jewelers Ltd.*	644
43	Validus Holdings Ltd	1,433
		27,565
	Brazil - 0.2%
85	Brasil Telecom SA, ADR	913
18	Cia de Saneamento Basico do
	Estado de Sao Paulo, ADR	1,057
		1,970

Number
of
Shares	Description	Fair Value
	Canada - 7.0%
244	BCE, Inc	$ 8,867
58	Brookfield Asset Management,
	Inc. - Class A	1,883
19	Cameco Corp	571
119	Canadian Imperial Bank
	of Commerce	10,278
108	Canadian National Railway Co	8,129
32	Canadian Pacific Railway Ltd	2,059
83	CGI Group, Inc. - Class A*	1,737
74	Enbridge, Inc	4,547
220	Encana Corp	7,597
176	Kinross Gold Corp	2,772
46	Magna International, Inc.	2,204
50	Manulife Financial Corp	884
88	Nexen, Inc	2,193
135	Rogers Communications, Inc. -
	Class B	4,914
108	Shaw Communications, Inc. -
	Class B	2,276
180	Sun Life Financial, Inc	5,657
50	Talisman Energy, Inc	1,235
148	TransCanada Corp	5,998
		73,801
	Finland - 2.1%
545	Fortum OYJ	18,531
146	Sanoma OYJ	3,309
		21,840
	France - 9.3%
57	Aeroports de Paris	5,258
22	bioMerieux	2,311
18	Bollore	4,188
104	Christian Dior SA	14,660
27	Ciments Francais SA	2,730
600	CNP Assurances	12,755
25	Colas SA	5,554
25	Credit Industriel et Commercial	5,229
9	Dassault Aviation SA	8,276
39	EDF Energies Nouvelles SA	2,059
58	Eiffage SA	3,489
29	Euler Hermes SA*	2,766
4	Financiere de l’Odet	1,941
42	Imerys SA	3,083
245	PagesJaunes Groupe	2,457
147	Rexel SA*	3,716
136	SCOR SE	3,708
28	SEB SA	2,762
28	Societe BIC SA	2,492
82	Societe des Autoroutes
	Paris-Rhin-Rhone	5,942
34	Vicat des Ciments SA	2,895
		98,271
	Gabon - 0.2%
4	Total Gabon	2,043

See notes to financial statements.

DESTRA INTERNATIONAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Germany - 4.8%
36	Aurubis AG	$ 1,924
22	Axel Springer AG	3,561
288	EnBW Energie Baden-
	Wuerttemberg AG	16,961
22	Fielmann AG	2,081
167	Freenet AG	1,913
52	Fresenius SE & Co. KGaA	4,816
44	Generali Deutschland
	Holding AG	5,348
117	Hannover Rueckversicherung
	AG	6,396
49	MVV Energie AG	1,902
30	SMA Solar Technology AG	3,765
87	Wuestenrot &
	Wuerttembergische AG	2,333
		51,000
	Greece - 2.1%
41	Bank of Greece	2,080
232	Coca-Cola Hellenic Bottling
	Co. SA	6,239
200	Hellenic Petroleum SA	2,092
271	OPAP SA	5,811
336	Public Power Corp. SA	5,846
		22,068
	Ireland - 1.0%
32	Accenture PLC - Class A	1,759
88	Covidien PLC	4,571
16	Ingersoll-Rand PLC	773
98	Kerry Group PLC - Class A	3,653
		10,756
	Israel - 0.1%
15	Elbit Systems Ltd.*	828

	Italy - 0.6%
228	Banca Popolare dell’Emilia
	Romagna Scrl	2,750
221	Banca Popolare di Sondrio Scrl	1,882
178	Societa Iniziative Autostradali
	e Servizi SpA	2,085
		6,717
	Japan - 22.3%
100	AEON Mall Co., Ltd	2,155
200	Aisin Seiki Co., Ltd	6,969
100	Arnest One Corp	1,002
1,000	Asahi Glass Co., Ltd	12,621
100	Benesse Holdings, Inc	4,108
200	Brother Industries Ltd	2,949
1	Central Japan Railway Co	7,951
100	Century Tokyo Leasing Corp	1,648
400	Chubu Electric Power Co., Inc	8,929
300	Chugai Pharmaceutical
	Co., Ltd	5,183
100	Daiichikosho Co., Ltd	1,706
100	Daito Trust Construction
	Co., Ltd	6,913

Number
of
Shares	Description	Fair Value
300	DENSO Corp	$ 9,990
100	Electric Power Development
	Co., Ltd	3,091
1,000	Hankyu Hanshin Holdings, Inc	4,633
100	Heiwa Corp	1,554
100	Hisamitsu Pharmaceutical
	Co., Inc	4,048
100	Hitachi Capital Corp	1,314
100	Hitachi Chemical Co., Ltd	2,040
235	Honda Motor Co., Ltd., ADR	8,854
200	Hulic Co., Ltd	1,745
900	ITOCHU Corp	9,458
100	Izumi Co., Ltd	1,430
2	Japan Tobacco, Inc	7,252
4	Jupiter Telecommunications
	Co., Ltd	3,943
1	KDDI Corp	6,214
100	Kewpie Corp	1,211
2,000	Kobe Steel Ltd	5,212
100	KYOWA EXEO Corp	1,005
100	Maruichi Steel Tube Ltd	2,480
100	Megmilk Snow Brand Co., Ltd	1,536
300	Mitsubishi Corp	8,358
300	Mitsubishi Tanabe
	Pharma Corp	4,887
50	Mitsubishi UFJ Lease &
	Finance Co., Ltd	2,012
1,000	The Nishi-Nippon City
	Bank Ltd.	2,884
5	NTT DOCOMO, Inc	8,820
1	NTT Urban Development
	Corp	841
100	Ono Pharmaceutical Co., Ltd	4,935
100	Oracle Corp. Japan	4,181
2	PGM Holdings K.K	1,098
100	Sankyo Co., Ltd	5,146
400	Sapporo Hokuyo
	Holdings, Inc	1,931
200	Sega Sammy Holdings, Inc	3,490
1	Seven Bank Ltd	2,021
100	Shikoku Electric Power Co., Inc	2,730
2	SKY Perfect JSAT
	Holdings, Inc	709
200	Sony Financial Holdings, Inc	3,982
600	Sumitomo Corp	8,608
1,000	Sumitomo Mitsui Trust
	Holdings, Inc	3,559
200	Takeda Pharmaceutical
	Co., Ltd	9,363
100	TOHO Holdings Co., Ltd	1,094
100	Tokai Rubber Industries Ltd	1,230
1,000	Tokyu Corp	4,163
100	Toyota Auto Body Co., Ltd	1,684
200	Toyota Tsusho Corp	3,311
100	Universal Entertainment Corp	2,945
20	USS Co., Ltd	1,561
		234,687

See notes to financial statements.

DESTRA INTERNATIONAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Luxembourg - 1.2%
26	Millicom International
	Cellular SA	$ 2,500
102	RTL Group*	10,481
		12,981
	Mexico - 0.7%
240	Fresnillo PLC	5,936
80	Telefonos de Mexico SAB
	de CV, ADR	1,461
		7,397
	Netherlands - 2.3%
131	AEGON NV*	983
31	CNH Global NV*	1,505
214	Heineken Holding NV	10,301
32	Hunter Douglas NV	1,633
179	New World Resources NV	2,941
95	Royal Dutch Shell PLC -
	Class A, ADR	6,922
		24,285
	Peru - 0.1%
159	Hochschild Mining PLC	1,643

	Philippines - 0.1%
15	Philippine Long Distance
	Telephone Co., ADR	802

	Portugal - 4.1%
1,107	Banco Espirito Santo SA	4,540
639	Brisa Auto-Estradas de
	Portugal SA	4,328
463	CIMPOR-Cimentos de Portugal,
	SGPS SA	3,360
2,615	EDP-Energias de Portugal SA	10,198
733	Portucel-Empresa Produtora
	de Pasta e Papel SA	2,579
1,542	Portugal Telecom, SGPS SA	17,821
		42,826
	South Korea - 0.1%
36	SK Telecom Co., Ltd., ADR	677

	Spain - 9.3%
237	ACS Actividades de Construccion
	y Servicios SA	11,126
718	Banco Espanol de Credito SA	6,510
193	Caja de Ahorros del
	Mediterraneo	1,698
261	Cia Espanola de Petroleos SA	10,426
64	Corporacion Financiera
	Alba SA	3,960
3,283	Criteria Caixa Corp SA	23,187
696	Endesa SA	21,596
98	Grupo Catalana Occidente SA	2,167
2,666	Mapfre SA	10,060
34	Prosegur Compania de
	Seguridad SA	2,027

Number
of
Shares	Description	Fair Value
81	Telefonica SA, ADR	$ 2,043
201	Zardoya Otis SA	3,337
		98,137
	Switzerland - 1.9%
140	ACE Ltd	9,058
35	Allied World Assurance Co.
	Holdings Ltd	2,194
271	Ferrexpo PLC	1,877
41	Garmin Ltd	1,388
15	Novartis AG, ADR	815
95	TE Connectivity Ltd	3,308
24	Tyco International Ltd	1,075
		19,715
	Taiwan - 0.1%
54	Taiwan Semiconductor
	Manufacturing Co., Ltd., ADR	658

	United Arab Emirates - 0.3%
380	Dragon Oil PLC*	3,624

	United Kingdom - 12.9%
491	3i Group PLC	2,352
486	Aberdeen Asset
	Management PLC	1,642
576	Amlin PLC	3,524
493	Ashmore Group PLC	2,619
327	Associated British Foods PLC	5,200
956	Aviva PLC	6,632
421	Balfour Beatty PLC	2,320
10	British American Tobacco
	PLC, ADR	810
516	British Sky Broadcasting
	Group PLC	6,824
2,075	BT Group PLC	6,173
211	Carillion PLC	1,285
1,127	Centrica PLC	5,877
28	Diageo PLC, ADR	2,134
369	Eurasian Natural Resources
	Corp. PLC	5,539
85	GlaxoSmithKline PLC, ADR	3,265
229	Hargreaves Lansdown PLC	2,239
190	Imperial Tobacco Group PLC	5,869
299	Intermediate Capital Group
	PLC	1,565
859	International Power PLC	4,241
284	Investec PLC	2,175
1,007	J Sainsbury PLC	5,413
141	Jardine Lloyd Thompson
	Group PLC	1,564
188	Millennium & Copthorne
	Hotels PLC	1,525
681	National Grid PLC	6,484
355	Northumbrian Water Group
	PLC	1,890
179	Pennon Group PLC	1,793
146	Petrofac Ltd	3,485
241	PZ Cussons PLC	1,261

See notes to financial statements.

DESTRA INTERNATIONAL L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	United Kingdom (continued)
106	Reckitt Benckiser Group PLC	$ 5,441
103	Schroders PLC	2,866
312	Scottish & Southern Energy
	PLC	6,307
260	Shaftesbury PLC	1,972
167	Smiths Group PLC	3,472
57	Spectris PLC	1,245
40	Spirax-Sarco Engineering PLC	1,243
645	Sports Direct International
	PLC*	1,877
268	St. James’s Place PLC	1,437
460	Stagecoach Group PLC	1,588
1,535	Standard Life PLC	5,088
193	Unilever PLC	5,878
42	Willis Group Holdings PLC	1,695
		135,809
	Total Common Stocks
	(Cost $989,330)	1,037,153

	Money Market Mutual Funds - 1.3%

	United States - 1.3%
14,166	Fidelity Institutional Money
	Market Prime, 0.04% (a)
	(Cost $14,166)	$ 14,166

	Total Investments - 99.7%
	(Cost $1,003,496)	1,051,319

	Other Assets in excess
	of Liabilities - 0.3%	3,490

	Net Assets - 100.0%	$ 1,054,809

		% of
Summary by Industry	Fair Value	Net Assets
Automobiles & Components	$ 30,931	2.9%
Banks	73,278	7.0
Capital Goods	98,571	9.4
Commercial & Professional Services	4,519	0.4
Consumer Durables & Apparel	34,580	3.3
Consumer Services	12,542	1.2
Diversified Financials	63,492	6.0
Energy	66,159	6.3
Food & Staples Retailing	10,528	1.0
Food, Beverage & Tobacco	50,083	4.8
Health Care Equipment & Services	12,792	1.2
Household & Personal Products	6,702	0.6
Insurance	117,537	11.2
Materials	60,186	5.7
Media	35,266	3.3
Pharmaceuticals, Biotechnology
& Life Sciences	32,496	3.1
Real Estate	15,509	1.5
Retailing	28,258	2.7
Semiconductors & Semiconductor
Equipment	4,423	0.4
Software & Services	7,677	0.7
Technology Hardware & Equipment	7,502	0.7
Telecommunication Services	84,620	8.0
Transportation	47,632	4.5
Utilities	131,870	12.5
Money Market Mutual Funds	14,166	1.3
Total Investments	1,051,319	99.7
Other Assets in excess of Liabilities	3,490	0.3
Net Assets	$1,054,809	100.0%

ADR - American Depositary Receipt
AG - Stock Corporation
GP - General Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company

* - Non-income producing security.
(a) - Interest rate shown reflects yield as of March 31, 2011.

See notes to financial statements.

DESTRA US ALL CAP L-SERIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	COMMON STOCKS - 98.4%

	Automobiles & Components - 2.3%
79	Federal-Mogul Corp.*	$ 1,967
50	Honda Motor Co., Ltd. ,
	ADR (Japan)	1,875
48	Icahn Enterprises LP	1,918
92	Johnson Controls, Inc	3,824
172	Lear Corp	8,406
67	Magna International, Inc.
	(Canada)	3,210
109	TRW Automotive Holdings
	Corp.*	6,004
		27,204
	Banks - 1.5%
41	BOK Financial Corp	2,119
157	Canadian Imperial Bank of
	Commerce (Canada)	13,560
39	Commerce Bancshares, Inc	1,577
		17,256
	Capital Goods - 10.2%
63	Aecom Technology Corp.*	1,747
24	Alliant Techsystems, Inc.	1,696
53	AMETEK, Inc	2,325
45	CNH Global NV* (Netherlands)	2,185
89	Danaher Corp	4,619
29	Donaldson Co., Inc	1,777
46	Eaton Corp	2,550
22	Elbit Systems Ltd. (Israel)	1,214
283	General Dynamics Corp	21,667
33	Hubbell, Inc. - Class B	2,344
34	Huntington Ingalls
	Industries, Inc.*	1,404
67	Illinois Tool Works, Inc	3,599
24	Ingersoll-Rand PLC (Ireland)	1,160
83	L-3 Communications
	Holdings, Inc.	6,500
286	Lockheed Martin Corp	22,994
203	Northrop Grumman Corp	12,730
163	Oshkosh Corp.*	5,767
23	Parker Hannifin Corp	2,178
19	Precision Castparts Corp	2,796
277	Raytheon Co	14,091
1	Seaboard Corp	2,413
35	Tyco International Ltd.
	(Switzerland)	1,567
		119,323
	Commercial & Professional
	Services - 0.6%
181	Waste Management, Inc	6,759

	Consumer Durables & Apparel - 0.2%
59	Garmin Ltd. (Switzerland)	1,998

Number
of
Shares	Description	Fair Value
	Consumer Services - 0.5%
44	Weight Watchers
	International, Inc	$ 3,084
65	Yum! Brands, Inc	3,340
		6,424
	Diversified Financials - 7.2%
774	American Capital Ltd.*	7,663
30	Ameriprise Financial, Inc	1,832
246	Ares Capital Corp	4,157
48	BlackRock, Inc	9,649
324	Capital One Financial Corp	16,835
6	CME Group, Inc	1,809
83	Franklin Resources, Inc	10,382
67	Nelnet, Inc. - Class A	1,463
30	Northern Trust Corp	1,523
520	Och-Ziff Capital Management
	Group – Class A	8,486
46	Raymond James Financial, Inc	1,759
331	SLM Corp.*	5,064
277	State Street Corp	12,448
32	T. Rowe Price Group, Inc	2,126
		85,196
	Energy - 13.0%
37	Alliance Holdings GP LP	1,944
94	Boardwalk Pipeline Partners LP	3,070
28	Buckeye Partners LP	1,779
28	Cameco Corp. (Canada)	841
96	El Paso Pipeline Partners LP	3,478
108	Enbridge, Inc. (Canada)	6,637
320	Encana Corp. (Canada)	11,049
89	Energy Transfer Equity LP	4,005
397	EXCO Resources, Inc	8,202
218	Hess Corp	18,576
29	Kinder Morgan Energy
	Partners LP	2,149
56	Magellan Midstream
	Partners LP	3,352
383	Marathon Oil Corp	20,418
26	Murphy Oil Corp	1,909
57	National Oilwell Varco, Inc	4,518
68	Natural Resource Partners LP	2,385
127	Nexen, Inc. (Canada)	3,165
25	NuStar Energy LP	1,697
26	ONEOK Partners LP	2,141
50	Plains All American Pipeline LP	3,186
138	Royal Dutch Shell PLC, ADR
	(Netherlands)	10,055
19	SEACOR Holdings, Inc.*	1,757
42	Ship Finance International Ltd.
	(Bermuda)	871
291	Spectra Energy Corp	7,909
21	Sunoco Logistics Partners LP	1,822
74	Talisman Energy, Inc. (Canada)	1,828
216	TransCanada Corp. (Canada)	8,754
185	Williams Partners LP	9,583
129	YPF SA, ADR (Argentina)	5,746
		152,826

See notes to financial statements.

DESTRA US ALL CAP L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Food & Staples Retailing - 0.8%
86	The Kroger Co.	$ 2,061
260	Sysco Corp.	7,202
		9,263
	Food, Beverage & Tobacco - 5.4%
379	Archer-Daniels-Midland Co	13,648
14	British American Tobacco PLC,
	ADR* (United Kingdom)	1,134
37	Brown-Forman Corp. - Class B	2,527
41	Diageo PLC, ADR
	(United Kingdom)	3,125
86	General Mills, Inc	3,143
43	H.J. Heinz Co	2,099
138	Hormel Foods Corp	3,842
59	The JM Smucker Co	4,212
50	Kellogg Co	2,699
21	Lorillard, Inc	1,995
53	McCormick & Co., Inc	2,535
28	Mead Johnson Nutrition Co	1,622
110	Molson Coors Brewing Co. -
	Class B	5,158
243	Pilgrim’s Pride Corp. *	1,874
383	Reynolds American, Inc	13,608
		63,221
	Health Care Equipment &
	Services - 5.4%
54	Aetna, Inc	2,021
79	Baxter International, Inc	4,248
99	Becton, Dickinson & Co	7,882
47	Cardinal Health, Inc	1,933
162	Coventry Health Care, Inc.*	5,166
127	Covidien PLC (Ireland)	6,596
54	Express Scripts, Inc.*	3,003
154	Humana, Inc.*	10,771
35	McKesson Corp	2,767
45	Medco Health Solutions, Inc.*	2,527
45	St. Jude Medical, Inc	2,307
167	Stryker Corp	10,154
53	WellPoint, Inc	3,699
		63,074
	Household & Personal
	Products - 1.2%
58	Avon Products, Inc	1,569
197	Kimberly-Clark Corp	12,858
		14,427
	Insurance - 12.8%
130	ACE Ltd. (Switzerland)	8,411
121	AEGON NV* (Netherlands)	907
157	Aflac, Inc	8,286
6	Alleghany Corp.*	2,026
32	Allied World Assurance Co.
	Holdings Ltd. (Switzerland)	2,006
47	The Allstate Corp	1,494
53	Alterra Capital Holdings Ltd.
	(Bermuda)	1,184
85	American Financial Group, Inc	2,977

Number
of
Shares	Description	Fair Value
28	Aon Corp	$ 1,483
28	Aspen Insurance Holdings Ltd.
	(Bermuda)	772
54	Assurant, Inc	2,080
129	Assured Guaranty Ltd.
	(Bermuda)	1,922
62	Axis Capital Holdings Ltd.
	(Bermuda)	2,165
162	The Chubb Corp	9,932
77	Cincinnati Financial Corp	2,526
218	CNA Financial Corp	6,442
21	Endurance Specialty Holdings
	Ltd. (Bermuda)	1,025
20	Erie Indemnity Co. - Class A	1,422
13	Everest Re Group Ltd.
	(Bermuda)	1,146
87	Fidelity National Financial, Inc. -
	Class A	1,229
37	Hartford Financial Services
	Group, Inc	996
61	HCC Insurance Holdings, Inc	1,910
155	Loews Corp	6,679
46	Manulife Financial Corp.*
	(Canada)	814
4	Markel Corp.*	1,658
144	Marsh & McLennan Cos., Inc	4,293
31	Mercury General Corp	1,213
33	Montpelier Re Holdings Ltd.
	(Bermuda)	583
36	PartnerRe Ltd. (Bermuda)	2,853
15	Platinum Underwriters Holdings
	Ltd. (Bermuda)	571
18	ProAssurance Corp.*	1,141
243	The Progressive Corp	5,135
43	Protective Life Corp	1,142
360	Prudential Financial, Inc	22,169
50	Reinsurance Group of
	America, Inc.	3,139
33	RenaissanceRe Holdings Ltd.
	(Bermuda)	2,277
166	Sun Life Financial, Inc. (Canada)	5,217
34	Torchmark Corp	2,260
36	Transatlantic Holdings, Inc	1,752
257	The Travelers Cos., Inc	15,286
50	Unitrin, Inc	1,544
130	Unum Group	3,412
40	Validus Holdings Ltd.
	(Bermuda)	1,333
39	Willis Group Holdings PLC
	(United Kingdom)	1,574
77	W.R. Berkley Corp	2,480
		150,866
	Materials - 2.1%
29	Air Products & Chemicals, Inc	2,615
35	AptarGroup, Inc	1,755
96	Ball Corp	3,442
34	International Flavors &
	Fragrances, Inc	2,118

See notes to financial statements.

DESTRA US ALL CAP L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Materials (continued)
255	Kinross Gold Corp. (Canada)	$ 4,016
23	PPG Industries, Inc	2,190
42	Praxair, Inc	4,267
76	Sealed Air Corp	2,026
58	Sonoco Products Co	2,101
		24,530
	Media - 4.5%
36	John Wiley & Sons, Inc. -
	Class A	1,830
151	The McGraw-Hill Cos., Inc.	5,949
248	News Corp. - Class A	4,355
41	Omnicom Group, Inc	2,012
54	Scripps Networks Interactive,
	Inc. - Class A	2,705
157	Shaw Communications, Inc. –
	Class B (Canada)	3,308
325	Thomson Reuters Corp	12,753
48	Time Warner Cable, Inc	3,424
317	Viacom, Inc. - Class B	14,747
3	The Washington Post Co. -
	Class B	1,313
		52,396
	Pharmaceuticals, Biotechnology
	& Life Sciences - 2.2%
47	Agilent Technologies, Inc.*	2,104
42	Allergan, Inc.	2,983
33	Biogen Idec, Inc.*	2,422
36	Celgene Corp.*	2,071
110	Gilead Sciences, Inc.*	4,668
124	GlaxoSmithKline PLC, ADR
	(United Kingdom)	4,763
109	Impax Laboratories, Inc.*	2,774
22	Novartis AG , ADR (Switzerland)	1,196
54	Thermo Fisher Scientific, Inc	3,000
		25,981
	Real Estate - 0.6%
77	Brookfield Asset Management,
	Inc. – Class A (Canada)	2,499
269	Brookfield Properties Corp	4,767
		7,266
	Retailing - 1.4%
6	AutoZone, Inc.*	1,641
35	Bed Bath & Beyond, Inc.*	1,690
84	The Gap, Inc	1,904
66	Genuine Parts Co	3,540
274	Liberty Media Corp. –
	Interactive – Class A*	4,395
21	Signet Jewelers Ltd.* (Bermuda)	966
54	TJX Cos., Inc	2,685
		16,821

Number
of
Shares	Description	Fair Value
	Semiconductors & Semiconductor
	Equipment - 0.2%
279	Amkor Technology, Inc.*	$ 1,880
78	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR (Taiwan)	950
		2,830
	Software & Services - 1.7%
45	Accenture PLC - Class A
	(Ireland)	2,474
67	Automatic Data Processing, Inc.	3,438
69	CA, Inc	1,668
121	CGI Group, Inc. - Class A*
	(Canada)	2,533
113	Computer Sciences Corp	5,506
37	DST Systems, Inc	1,954
89	The Western Union Co.	1,849
		19,422
	Technology Hardware &
	Equipment - 4.2%
84	Arrow Electronics, Inc.*	3,518
105	Avnet, Inc.*	3,579
137	AVX Corp	2,043
1,114	Corning, Inc	22,982
262	Dell, Inc.*	3,802
95	Harris Corp	4,712
106	Ingram Micro, Inc. - Class A*	2,229
138	TE Connectivity Ltd.
	(Switzerland)	4,805
188	Xerox Corp	2,002
		49,672
	Telecommunication Services - 2.9%
353	BCE, Inc. (Canada)	12,828
123	Brasil Telecom SA ,
	ADR (Brazil)	1,321
42	CenturyLink, Inc	1,745
39	Millicom International Cellular
	SA (Luxembourg)	3,751
22	Philippine Long Distance
	Telephone Co., ADR
	(Philippines)	1,177
197	Rogers Communications, Inc. –
	Class B (Canada)	7,171
52	SK Telecom Co. Ltd. , ADR
	(South Korea)	978
117	Telefonica SA , ADR (Spain)	2,951
106	Telefonos de Mexico SAB de
	CV – Class L, ADR (Mexico)	1,935
		33,857
	Transportation - 2.2%
157	Canadian National Railway
	Co. (Canada)	11,817
46	Canadian Pacific Railway Ltd.
	(Canada)	2,960
52	CSX Corp	4,087

See notes to financial statements.

DESTRA US ALL CAP L-SERIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
March 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Transportation (continued)
43	FedEx Corp	$ 4,023
48	Norfolk Southern Corp	3,325
		26,212
	Utilities - 15.3%
57	AGL Resources, Inc	2,271
59	Alliant Energy Corp	2,297
175	Ameren Corp	4,912
286	American Electric Power
	Co., Inc	10,050
70	American Water Works
	Co., Inc	1,963
36	AmeriGas Partners LP	1,730
53	Atmos Energy Corp	1,807
25	Cia de Saneamento Basico
	do Estado de Sao Paulo,
	ADR (Brazil)	1,468
135	Consolidated Edison, Inc	6,847
280	Dominion Resources, Inc.	12,516
77	DPL, Inc	2,111
84	DTE Energy Co	4,113
850	Duke Energy Corp	15,428
219	Edison International	8,013
50	Energen Corp	3,156
124	Entergy Corp	8,334
470	Exelon Corp	19,383
935	GenOn Energy, Inc.*	3,562
84	Great Plains Energy, Inc	1,682
100	MDU Resources Group, Inc	2,297
307	NextEra Energy, Inc	16,922
47	NSTAR	2,175
57	OGE Energy Corp	2,882
109	Pampa Energia SA , ADR
	(Argentina)	1,545
193	PG&E Corp	8,527
66	PPL Corp	1,670
148	Progress Energy, Inc	6,829
401	Public Service Enterprise
	Group, Inc	12,636
66	SCANA Corp	2,598
33	Sempra Energy	1,765
59	UGI Corp	1,941
252	Xcel Energy, Inc	6,020
		179,450
	Total Common Stocks
	(Cost $1,085,482)	1,156,274

	Money Market Mutual Fund - 1.7%
20,584	Fidelity Institutional Money
	Market Prime, 0.04%(a)
	(Cost $20,584)	20,584

Description	Fair Value
Total Investments - 100.1%
(Cost $1,106,066)	$ 1,176,858

Liabilities in excess
of other Assets - (0.1%)	(1,597)

Net Assets - 100.0%	$ 1,175,261

		% of
Summary by Country	Fair Value	Net Assets
Argentina	$7,290	0.6%
Bermuda	17,668	1.5
Brazil	2,789	0.2
Canada	102,208	8.7
Ireland	10,229	0.9
Israel	1,214	0.1
Japan	1,875	0.2
Luxembourg	3,751	0.3
Mexico	1,936	0.2
Netherlands	13,147	1.1
Philippines	1,177	0.1
South Korea	978	0.1
Spain	2,951	0.2
Switzerland	19,983	1.7
Taiwan	950	0.1
United Kingdom	10,596	0.9
United States	957,532	81.5
Money Market Mutual Funds	20,584	1.7
Total Investments	1,176,858	100.1
Liabilities in excess of other Assets	(1,597)	(0.1)
Net Assets	$1,175,261	100.0%

ADR - American Depositary Receipt
AG - Stock Corporation
GP - General Partnership
LP – Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV – Variable Capital Company
SE - Stock Corporation

* - Non-income producing security.
(a)- Interest rate shown reflects yield as of March 31, 2011.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2011 (unaudited)
	Destra	Destra	Destra
	Global	International	US All Cap
	L-Series	L-Series	L-Series
	Fund	Fund	Fund
Assets
Investments in securities, at fair value	$1,058,878	$1,051,319	$1,176,858
Cash	1,072	2,833	11
Receivables:
Due from the advisor	49,437	49,367	49,149
Deferred offering costs	45,047	45,047	56,060
Dividends and interest	3,166	4,368	2,183
Foreign tax reclaims	33	56	15
Total assets	1,157,633	1,152,990	1,284,276

Liabilities
Payables:
Offering costs	45,047	45,047	56,060
Trustees’ fees	3,590	3,590	3,590
Other expenses and liabilities	49,493	49,544	49,365
Total liabilities	98,130	98,181	109,015
Net Assets	$1,059,503	$1,054,809	$1,175,261

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$1,001,055	$1,001,055	$1,101,255
Undistributed net investment income	3,005	3,838	3,137
Net realized gain on investments	915	2,117	77
Net unrealized appreciation on investments	54,528	47,799	70,792
Net Assets	$1,059,503	$1,054,809	$1,175,261
Investments in Securities at Cost	$1,004,339	$1,003,496	$1,106,066

Net Assets
Class A	$1,111	$1,106	$53,992
Class I	$1,058,392	$1,053,703	$1,121,269

Shares Outstanding
Class A	70	70	3,375
Class I	66,667	66,667	70,042

Net Asset Value Per Share
Class A	$15.87	$15.80	$16.00
Class I	$15.88	$15.81	$16.01

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the period December 30, 2010* through March 31, 2011 (unaudited)
	Destra	Destra	Destra
	Global	International	US All Cap
	L-Series	L-Series	L-Series
	Fund	Fund	Fund
Investment Income
Dividend income†	$6,685	$7,638	$6,943

Expenses
Transfer agent fees	17,469	17,469	17,469
Offering cost	16,953	16,953	21,940
Legal fees	12,466	12,466	12,466
Audit fees	6,642	6,642	6,642
Trustees’ fees and expenses	3,590	3,590	3,590
Insurance fees	3,532	3,532	3,532
Shareholder reporting fees	3,487	3,487	3,487
Administration and accounting fees	3,038	3,036	3,093
Advisory fees	2,332	2,455	2,428
Custody fees	1,454	1,505	1,276
Other fees	5,360	5,361	5,393
Total expenses	76,323	76,496	81,316
Less: expense waivers and reimbursements	(72,643)	(72,696)	(77,510)
Net expenses	3,680	3,800	3,806
Net Investment Income	$3,005	$3,838	$3,137

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments in securities	$784	$1,105	$76
Foreign currency translations	131	1,012	1
Net realized gain from investments in secuirities and foreign currency translations	915	2,117	77
Net appreciation (depreciation) on:
Investments in securities	54,539	47,823	70,792
Foreign currency translations	(11)	(24)	—
Net unrealized appreciation from investments in secuirities and foreign
currency translations	54,528	47,799	70,792
Net realized and unrealized gain on investments in securities and foreign
currency transactions	55,443	49,916	70,869
Net Increase in Net Assets Resulting from Operation	$58,448	$53,754	$74,006

† Net of foreign taxes withheld of	$383	$577	$194

* Commencement of operations.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period December 30, 2010* through March 31, 2011 (unaudited)
	Destra	Destra	Destra
	Global	International	US All Cap
	L-Series	L-Series	L-Series
	Fund	Fund	Fund
Increase in Net Assets Resulting from Operations
Net investment income	$3,005	$3,838	$3,137
Net realized gain from investments in secuirities and foreign
currency translations	915	2,117	77
Net unrealized appreciation from investments in secuirities and
foreign currency translations	54,528	47,799	70,792
Net increase in net assets resulting from operations	58,448	53,754	74,006

Class A
Capital Share Transactions
Proceeds from sale of shares	1,050	1,050	—
Cost of shares redeemed	—	—	—
Net increase from capital share transactions	1,050	1,050	—

Class I
Capital Share Transactions
Proceeds from sale of shares	1,000,005	1,000,005	1,000,005
Cost of shares redeemed	—	—	—
Net increase from capital share transactions	1,000,005	1,000,005	1,000,005

Total increase in net assets	1,059,503	1,054,809	1,074,011
Net Assets
Beginning of period	—	—	101,250
End of period	$1,059,503	$1,054,809	$1,175,261
Undistributed net investment income at end of period	$3,005	$3,838	$3,137

Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	—	—	3,375
Shares sold	70	70	—
Shares repurchased	—	—	—
Shares outstanding, end of period	70	70	3,375

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	—	—	3,375
Shares sold	66,667	66,667	66,667
Shares repurchased	—	—	—
Shares outstanding, end of period	66,667	66,667	70,042

*	Commencement of operations.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
For the period December 30, 2010* through March 31, 2011 (unaudited)
Beneficial interest outstanding throughout the period is presented below:
	Destra	Destra	Destra
	Global	International	US All Cap
	L-Series	L-Series	L-Series
	Fund	Fund	Fund
Class A
Net asset value, beginning of period	$15.00	$15.00	$15.00
Investment operations:
Net investment income1	0.03	0.05	0.03
Net realized and unrealized gain	0.84	0.75	0.97
Net Increase in Net Asset Value from Operations	0.87	0.80	1.00
Net asset value, end of period	$15.87	$15.80	$16.00

TOTAL RETURN2	5.80%	5.33%	6.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$1	$1	$54
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	1.70%	1.75%	1.60%
Expenses, prior to expense reimbursements/waivers3	3006.99%	3012.85%	84.98%
Net investment income3	0.88%	1.22%	0.83%
Portfolio turnover rate4	28%	50%	0%

Class I
Net asset value, beginning of period	$15.00	$15.00	$15.00
Investment operations:
Net investment income1	0.04	0.06	0.04
Net realized and unrealized gain	0.84	0.75	0.97
Net Increase in Net Asset Value from Operations	0.88	0.81	1.01
Net asset value, end of period	$15.88	$15.81	$16.01

TOTAL RETURN5	5.87%	5.40%	6.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$1,058	$1,054	$1,121
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	1.42%	1.47%	1.32%
Expenses, prior to expense reimbursements/waivers3	26.33%	26.19%	25.75%
Net investment income3	1.19%	1.48%	1.11%
Portfolio turnover rate4	28%	50%	0%

*	Commencement of operations.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Annualized.
4	Not annualized.
5
Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions for the period and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

See notes to financial statements.

NOTES TO THE FINANCIAL STATEMENTS

MARCH 31, 2011 (UNAUDITED)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the end of the period, the Trust consisted of three series (collectively, the “Funds” and each individually a “Fund”): Destra Global L-Series Fund (“Global”), Destra International L-Series Fund (“International”), and the Destra US All Cap L-Series Fund (“US All Cap”). Each Fund currently offers two classes of shares, Classes A and I. All shares classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund is diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2011:

Destra Global L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks*	$1,040,036	$ —	$ —
Money Market Fund	18,842	—	—
Total	$1,058,878	$ —	$ —

Destra International L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks*	$1,037,153	$ —	$ —
Money Market Fund	14,166	—	—
Total	$1,051,319	$ —	$ —

Destra US All Cap L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks**	$1,156,274	$ —	$ —
Money Market Fund	20,584	—	—
Total	$1,176,858	$ —	$ —
*	Please refer to the schedule of investments to view securities segregated by country.
**	Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 2 and Level 3 securities during the period ended March 31, 2011.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs

Costs incurred by the Funds in connection with organizing the Funds were paid by Destra Advisors LLC (the “Advisor”). The Funds do not have any obligation to reimburse the Advisor or its affiliates for organizational expenses paid on their behalf. Offering costs have been capitalized by each respective Fund and will be amortized into expense over the first twelve months of each Fund’s operations. Total organizational costs incurred by the Funds was $32,000. Offering costs have been estimated at $62,000 for Global, $62,000 for International and $78,000 for US All Cap. The offering costs are being amortized by the Funds over a one year period from the inception dates of the Funds.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Funds and the Advisor, subject to the oversight of the Funds’ Board of Trustees, the Advisor is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly, at an annual rate of 0.90%, 0.95%, and 0.85% of the average daily net assets of Global, International and US All Cap, respectively.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A and Class I of Global to 1.70% and 1.42%, respectively, of Class A and Class I of International to 1.75% and 1.47%, respectively, and of Class A and Class I of US All Cap to 1.60% and 1.32%, respectively. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

The Funds’ have retained Zebra Capital Management LLC (“Zebra”) to serve as the investment sub-adviser to the Funds. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Zebra equal to one half of the net advisory fees collected by the Advisor from each respective Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent.

5. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A shares have adopted distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A shares of the Fund. Payments are made to Destra Investments LLC, the Fund’s distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

For the period ended March 31, 2011 the Funds incurred distribution fees under the Plan were as follows:

Fund Class	Amount
Destra Global L-Series Fund – Class A	$ 1
Destra International L-Series Fund – Class A	$ 1
Destra US All Cap L-Series Fund – Class A	$ 33

For the period ended March 31, 2011 the Funds incurred shareholder servicing fees under the Plan were as follows:

	Class A	Class I
Destra Global L-Series Fund	$ —	$ 388
Destra International L-Series Fund	$ —	$ 387
Destra US All Cap L-Series Fund	$ 20	$ 409

6. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend to not be subject to U.S. federal excise tax.

For the period ended March 31, 2011, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)
Destra Global L-Series Fund	$ 1,004,339	$ 69,987	$ (15,448)	$ 54,539
Destra International L-Series Fund	$ 1,003,496	$ 68,971	$ (21,148)	$ 47,823
Destra US All Cap L-Series Fund	$ 1,106,066	$ 81,978	$ (11,186)	$ 70,792

7. INVESTMENT TRANSACTIONS

For the period ended March 31, 2011, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Destra Global L-Series Fund	$1,213,304	$228,329
Destra International L-Series Fund	$1,392,969	$404,745
Destra US All Cap L-Series Fund	$1,088,372	$ 2,371

8. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Funds’ Class A and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Funds charge this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 18 months of purchase.

9. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements.

10. NEW ACCOUNTING PRONOUNCEMENT

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

BOARD CONSIDERATIONS REGARDING THE
APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the Destra Investment Trust (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement with Destra Advisors LLC (“Destra Advisors”) and the Investment Sub-Advisory Agreement with Destra Advisors and Zebra Capital Management, LLC (“Zebra,” and together with Destra Advisors, the “Advisers”) (together, the Investment Management Agreement and Investment Sub-Advisory Agreement will be referred to as the “Agreements”) for the Destra Global L-Series Fund, Destra International L-Series Fund and Destra US All Cap L-Series Fund (each, a “Fund,” and collectively, the “Funds”) for an initial two-year term at a meeting held on November 29, 2010. The Board of Trustees determined that the Agreements are in the best interests of the Funds in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting. The report, among other things, outlined the services to be provided by Destra Advisors and Zebra (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds; estimated expenses of the Funds as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; certain financial information of Destra Advisors and Zebra; fall out benefits to Destra Advisors and Destra Investments LLC; and a summary of Destra Advisors’ compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by Destra Advisors. The Board applied its business judgment to determine whether the arrangement between the Trust and Destra Advisors is a reasonable business arrangement from the Funds’ perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of services to be provided under the Agreements, and noted that the Advisers’ employees have significant experience in providing management services to other investment companies. The Board also considered the compliance program that had been developed by the Advisers and the skills of its employees who would be working with the Funds. In addition to advisory services, the Independent Trustees considered the quality of any administrative or non-advisory services to be provided. It also considered the efforts expended by Destra Advisors in organizing the Trust and making arrangements for entities to provide services to the Funds. Because the Trust and Funds are newly organized, the Board did not consider investment performance of the Funds. The Board concluded it was comfortable that the Advisers have the capabilities and resources to oversee the operations of the Funds, including the services to be provided by other service providers. The Board also noted that although Destra Advisors is a newly organized investment adviser, its personnel have significant prior experience in providing management services to investment companies. Furthermore, based on their review, the Independent Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Funds under the Agreements were satisfactory.

The Trustees also reviewed information showing the advisory fee and estimated expense ratio of the Funds as compared to those of a peer group. The Board noted the services to be provided by Destra Advisors for the annual advisory fee of 0.90% of the Destra Global L-Series Fund’s average daily net assets, 0.95% of the Destra International L-Series Fund’s average daily net assets and 0.85% of the Destra US All Cap L-Series Fund’s average daily net assets and compared the proposed advisory fee for each Fund to the advisory fees paid by the peer funds, noting that they were higher than the average advisory fees paid by the peer funds, but still within the range of the higher advisory fees paid by certain of the peer funds. The Board also considered that Destra Advisors has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), remain at the following levels of average daily net assets for two years:

	Class A	Class C	Class P	Class I
Fund	Shares	Shares	Shares	Shares
Destra Global L-Series Fund	1.70%	2.45%	1.80%	1.42%
Destra International L-Series Fund	1.75%	2.50%	1.85%	1.47%
Destra US All Cap L-Series Fund	1.60%	2.35%	1.70%	1.32%

The Trustees noted that expenses borne by Destra Advisors are proposed to be subject to reimbursement by a Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by such Fund if it would result in the Fund exceeding its expense cap. In light of the nature, extent and quality of services to be provided under the Agreements, and in light of Destra Advisors’ agreement to waive fees and/or pay each Fund’s expenses as described above for at least two years, the Board determined that the investment advisory fee for each Fund was fair and reasonable.

The Board considered Destra Advisors’ representation that the proposed advisory fee was structured to pass the benefits of economies of scale on to shareholders as each Fund’s assets grow through reduced advisory fees at certain asset levels. The Board took the costs to be borne by Destra Advisors in connection with its services to be performed under the Agreement into consideration and noted that Destra Advisors did not expect to be profitable in the near term and that Destra Advisors had agreed to cap each Fund’s expenses for two years. The Board considered that Destra Advisors had identified as a fall out benefit to Destra Advisors and Destra Investments LLC their exposure to investors and brokers who, in the absence of a Fund or other funds of the Trust, may have had no dealings with Destra Advisors. The Board also noted that Destra Advisors would not utilize soft dollars in connection with its management of a Fund’s portfolio. The Board also considered any potential fall out benefit to Zebra from this arrangement. Based on their review, the Independent Trustees concluded that any indirect benefits received by the Adviser as a result of its relationship with each Fund were reasonable and within acceptable parameters.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that Destra Advisors and Zebra had the capabilities, resources and personnel necessary to manage the Funds. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Trustees concluded that it was in the best interests of the Funds to approve the Agreements. No single factor was determinative in the Board’s analysis.

TRUSTEES AND OFFICERS
(unaudited)

The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of 5 Destra-sponsored open-end funds. The address of each officer and trustee is 901 Warrenville Rd. Suite 15, Lisle, IL 60532.

Independent Trustees
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Independent Trustees
Diana S. Ferguson	Trustee	Term-	Chief Financial Officer	5	Director, TreeHouse
Birth year: 1963		Indefinite*	(2010-present), Chicago		Foods, Inc.
		Length of	Board of Education;
		Service-	Senior Vice President
		Since 2010	and Chief Financial
Officer (2008), Folgers
Coffee Company;
Executive Vice President
and Chief Financial Officer
(2007-2008), Merisant
Worldwide; Senior Vice
President and Chief
Financial Officer
(2001-2007), Sara
Lee Corporation
William M. Fitzgerald, Sr.	Trustee	Term-	Founder, Global	5	Director, Syncora
Birth Year: 1964		Indefinite*	Infrastructure Asset		Holdings Ltd; Director,
		Length of	Management LLC;		Syncora Guarantee Inc.;
		Service-	Managing Director		Director, Syncora Capital
		Since 2010	(1988-2007), Nuveen		Assurance Inc.
Investments LLC; Chief
Investment Officer
(2000-2007), Nuveen
Asset Management
Louis A. Holland, Jr.	Trustee	Term-	President and Chief	5	Trustee, Holland Capital
Birth Year: 1964		Indefinite*	Financial Officer		Management-Asset
		Length of	(2008-present), CUMOTA		Management Industry;
		Service-	LLC: Managing Director		Trustee, Lumifi-Search
		Since 2010	(2000-2008), Nuveen		Technology; Trustee,
			Investments		Jobs For Youth;
Trustee, PADS
Interested Trustee
Nicholas Dalmaso **	Trustee,	Term-	Co-Chairman, General	5	None
Birth Year: 1965	Chief Executive	Indefinite*	Counsel and Chief Operating
	Officer, Secretary	Length of	Officer of Destra Capital
		Service-	Management LLC, President,
		Since 2010	Chief Operating Officer and
General Counsel, Destra
Advisors LLC; President, Chief
Operating Officer and General
Counsel, Destra Investments LLC;
(2001-2008) General Counsel
and Chief Administrative Officer,
Claymore Securities, Inc.

TRUSTEES AND OFFICERS (CONTINUED)
(unaudited)
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Officer	Officer
Officers of the Trust
Steven M. Hill	Chief	Term*	Senior Managing	5	N/A
Birth Year: 1964	Financial	Length of	Director and Chief
	Officer	Service-	Financial Officer,
		Since 2010	Destra Capital
Management LLC,
Destra Advisors LLC
and Destra Investments
LLC; Senior Managing
Director (2003-2010),
Claymore Securities, Inc.
Anne Kochevar	Chief	Term*	Senior Managing Director	5	N/A
Birth Year: 1963	Compliance	Length of	and Chief Compliance
	Officer	Service-	Officer, Destra Capital
		Since 2010	Management LLC, Destra
Advisors LLC and Destra
Investments LLC; Senior
Managing Director
(2002-2010), Claymore
Securities, Inc.
Peter Schaffer	Vice	Term*	Chief Operating Officer,	3	N/A
Birth Year: 1964	President	Length of	Zebra Capital Management
		Service-	LLC, (2005-2007)
		Since 2010	Avenue Capital, Chief Risk
Officer and Head of
firm-wide Informational Systems.

*	Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.
**	Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his positions with and ownership of Destra Capital Management LLC and its subsidiaries.

TRUST INFORMATION

Board of Trustees	Officers	Investment Adviser
Diana S. Ferguson	Nicholas Dalmaso	Destra Advisors LLC
	Chief Executive Officer	Lisle, IL
William M. Fitzgerald
	Steven M. Hill	Distributor
Louis A. Holland, Jr.	Chief Financial Officer	Destra Investments LLC
Lisle, IL
Nicholas Dalmaso	Anne Kochevar
	Chief Compliance Officer	Administrator, Accounting Agent,
Custodian and
	Peter Schaffer	Transfer Agent
	Vice President	The Bank of New York Mellon
New York, NY

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 287-9646.

Information regarding how the Funds voted proxies for portfolio securities will be available after June 30 without charge and upon request by calling (877) 287-9646, or visiting Destra Investments LLC’s website at http://destracapital.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Investments LLC’s website at http://destracapital.com. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Destra Investment Trust

By:           /s/ Nicholas Dalmaso

Nicholas Dalmaso, Chief Executive Officer

Date: June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Nicholas Dalmaso

Nicholas Dalmaso, Chief Executive Officer

Date: June 1, 2011

By:   /s/ Steven M. Hill

Steven M. Hill, Chief Financial Officer

Date: June 1, 2011